Operating Lease (Details) - Schedule of lease term and discount rate	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Term And Discount Rate Abstract
Operating leases	2 years 9 months 29 days	3 years 9 months 29 days
Operating leases, percentage	8.00%	8.00%